Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.10% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.5%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,146,925
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	3,096,552
5.00%, 9/15/33	AA	350,000	420,822

			4,664,299
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/44	A+/F	6,425,000	7,307,440
4.00%, 10/1/39	A+/F	2,575,000	2,965,561

			10,273,001
Arizona (2.9%)
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group)
4.00%, 11/1/45	A	2,200,000	2,525,016
4.00%, 11/1/40	A	800,000	927,656
4.00%, 11/1/39	A	750,000	871,780
4.00%, 11/1/38	A	600,000	698,800
4.00%, 11/1/37	A	1,100,000	1,283,403
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	2,253,430
4.00%, 7/1/51	BBB-	2,000,000	2,134,650
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	755,843
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	509,673
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	255,274
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB-/F	3,500,000	3,784,199
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	284,948
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	694,431
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	284,187
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	383,864
Northern AZ U. Rev. Bonds, 5.00%, 6/1/34	A1	250,000	274,052
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,578,034
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,074,575
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,120,862
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	35,000	35,810
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	110,000	114,395
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	110,782
Ser. A, 5.00%, 7/1/35	BB	150,000	166,174
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,461,563
5.00%, 12/1/37	A3	500,000	701,399
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	228,775
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	107,256
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	270,607
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	446,214

			26,337,652
California (8.2%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42 (Prerefunded 7/1/22)	AAA/P	1,300,000	1,331,051
Bay Area Wtr. Supply & Conservation Agcy. Rev. Bonds
5.00%, 10/1/33(FWC)	Aa3	2,000,000	2,579,518
5.00%, 10/1/31(FWC)	Aa3	2,000,000	2,516,746
5.00%, 10/1/29(FWC)	Aa3	1,500,000	1,820,183
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	892,785
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,000,000	2,079,067
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	5,367,426
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,165,657	3,614,170
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,941,815
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,610,156
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/33(FWC)	Aa3	4,500,000	5,921,706
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	695,885
AGM, 5.00%, 11/15/44 (Prerefunded 11/15/24)	AA	1,500,000	1,700,711
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	6,700,000	7,003,233
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	2,887,861
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	1,112,504
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	3,800,000	3,511,935
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/46	BB/P	1,460,000	1,675,342
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,609,975
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	973,252
4.00%, 9/1/41	BB+/P	800,000	913,179
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 8/1/36(FWC)	Aa3	3,000,000	3,614,357
4.00%, 8/1/35(FWC)	Aa3	3,500,000	4,225,517
River Islands Pub. Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2021-1)
4.00%, 9/1/51	BB-/P	350,000	374,541
4.00%, 9/1/46	BB-/P	1,000,000	1,071,972
San Bernardino Cnty., FRB, Ser. C, 0.329%, 8/1/23	AA+	5,000,000	4,960,449
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 0.07%, 5/1/58	VMIG 1	2,000,000	2,000,000
U. of CA VRDN, Ser. AL-4, 0.05%, 5/15/48	VMIG 1	1,800,000	1,800,000

			73,805,336
Colorado (2.8%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,126,352
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,118,508
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	497,973
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	650,000	759,415
Ser. A-1, 4.00%, 8/1/39(T)	Baa1	650,000	756,587
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	2,250,000	2,583,495
Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,500,000	5,141,340
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	4,677,163
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,097,711
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,955,189
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	253,805
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/31	AA	230,000	293,369
3.25%, 12/15/50	AA	1,918,000	2,071,598

			25,332,505
Connecticut (1.6%)
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.10%, 11/15/39(T)	Aaa	1,685,000	1,770,783
Ser. B-1, 4.15%, 11/15/44(T)	Aaa	4,065,000	4,273,738
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,700,674
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/33(FWC)	BBB+	1,855,000	2,389,587
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32(FWC)	BBB+	600,000	777,716
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/41(FWC)	BBB+	2,405,000	2,786,360
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	982,791

			14,681,649
District of Columbia (2.3%)
DC Rev. Bonds
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,515,537
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,455,166
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,424,059
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,957,854
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A1	1,035,000	1,038,769
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	2,050,000	2,303,606
Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	2,331,547
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	6,616,508

			20,643,046
Florida (4.2%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	922,799
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,481,102
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	811,439
4.00%, 7/1/45	Baa3	600,000	653,147
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	4,306,811
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,935,745
5.00%, 11/15/40	A2	2,175,000	2,433,882
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	2,090,730
5.00%, 11/15/39	BBB+	750,000	880,736
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/40	A-	5,000,000	5,957,119
Ser. A, 5.00%, 10/1/38	A-	1,750,000	2,001,623
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,979,759
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,897,601
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	886,799
4.00%, 6/15/51	Ba1	830,000	921,628
4.00%, 6/15/41	Ba1	425,000	477,962
4.00%, 6/15/36	Ba1	315,000	358,800
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	518,844
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	829,985
zero %, 9/1/42	A1	830,000	417,302
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	500,000	577,365
4.00%, 10/15/37	A2	725,000	839,995
4.00%, 10/15/35	A2	325,000	377,892

			37,559,065
Georgia (2.3%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/24	A3	800,000	899,802
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. C
4.00%, 7/1/42	Aa3	200,000	236,912
4.00%, 7/1/41	Aa3	1,000,000	1,188,618
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
4.00%, 4/1/41	A+	275,000	322,371
4.00%, 4/1/39	A+	475,000	560,082
4.00%, 4/1/36	A+	250,000	296,876
4.00%, 4/1/35	A+	225,000	267,798
4.00%, 4/1/34	A+	250,000	298,097
4.00%, 4/1/33	A+	200,000	238,876
Geo L Smith II GA Congress Ctr. Rev. Bonds, (Signia Hotel Mgt., LLC.), 4.00%, 1/1/54	BBB-	2,400,000	2,727,719
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.816%, 4/1/48	Aa2	7,000,000	7,035,879
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	3,500,000	4,015,783
5.00%, 1/1/63	BBB+	2,000,000	2,423,106

			20,511,919
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	205,783
AGM, 5.00%, 10/1/30	AA	500,000	515,750

			721,533
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	447,644
4.00%, 7/1/31	Aa3	250,000	301,394

			749,038
Idaho (1.3%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A	1,500,000	1,849,062
ID State Hlth. Fac. Auth. VRDN (St Luke's Hlth. Syst. Ltd. Oblig. Group), Ser. C, 0.07%, 3/1/48	VMIG 1	10,000,000	10,000,000

			11,849,062
Illinois (9.8%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/30	BBB+	3,950,000	4,895,895
Ser. B, 4.00%, 1/1/38	BBB-/F	3,090,000	3,587,452
Ser. B, 4.00%, 1/1/37	BBB+	3,965,000	4,612,641
Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,653,195
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,398,647
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	200,000	243,942
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,232,076
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,933,221
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	2,073,455
AGM, 5.00%, 11/1/25	AA	1,420,000	1,430,725
IL State G.O. Bonds
5.00%, 11/1/41	Baa2	1,250,000	1,460,495
5.00%, 1/1/41	Baa2	700,000	802,193
5.00%, 1/1/35	Baa2	1,000,000	1,151,051
Ser. B, 5.00%, 10/1/32	Baa2	2,000,000	2,438,572
Ser. A, 5.00%, 12/1/31	Baa2	2,870,000	3,446,674
Ser. C, 5.00%, 11/1/29	Baa2	3,550,000	4,266,832
5.00%, 2/1/29	Baa2	2,725,000	3,221,535
Ser. A, 5.00%, 12/1/28	Baa2	2,000,000	2,411,930
Ser. D, 5.00%, 11/1/28	Baa2	6,425,000	7,738,295
5.00%, 2/1/28	Baa2	2,350,000	2,781,178
Ser. D, 5.00%, 11/1/27	Baa2	2,800,000	3,390,698
Ser. A, 4.00%, 3/1/38	Baa2	2,250,000	2,626,880
4.00%, 6/1/35	Baa2	1,825,000	2,013,153
4.00%, 6/1/34	Baa2	925,000	1,022,029
4.00%, 6/1/32	Baa2	985,000	1,092,767
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.567%, 11/1/34	A2	7,720,000	7,720,667
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/56	BBB	750,000	854,491
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	750,000	861,569
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	846,943
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	559,470
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	567,885
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/57	BBB+	2,500,000	2,912,609
4.00%, 6/15/52(FWC)	BBB+	2,000,000	2,271,024
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA	1,580,000	1,903,282

			88,423,471
Indiana (1.4%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	938,390
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, (Courthouse and Jail Project), Ser. A, 5.00%, 2/1/54	Aa1	3,000,000	3,675,316
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	7,050,000	8,387,271

			13,000,977
Iowa (0.5%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	4,183,462

			4,183,462
Kentucky (3.9%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	1,400,000	1,519,497
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	3,062,351
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	687,829
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	9,750,000	10,682,331
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,449,789
KY State Tpk. Auth. Econ. Dev. Rev. Bonds, (Revitalization Projects), Ser. A-22, 5.00%, 7/1/32(FWC)	Aa3	3,400,000	4,390,274
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A	1,135,000	1,346,554
4.00%, 10/1/34	A	6,000,000	6,786,001
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A	415,000	458,061
5.00%, 7/1/30	A	1,000,000	1,105,332

			35,488,019
Louisiana (0.8%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	4,181,554
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.)
4.00%, 2/1/41	BBB+	1,250,000	1,459,172
4.00%, 2/1/39	BBB+	1,125,000	1,320,568

			6,961,294
Maryland (0.5%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	827,903
MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
5.00%, 6/1/49	Baa3	500,000	596,890
5.00%, 6/1/44	Baa3	500,000	600,496
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/36	Baa3	1,000,000	1,296,115
5.00%, 1/1/30	Baa3	285,000	361,617
5.00%, 1/1/29	Baa3	290,000	362,205
5.00%, 1/1/28	Baa3	300,000	367,369
5.00%, 1/1/27	Baa3	430,000	515,033

			4,927,628
Massachusetts (2.6%)
MA State Dev. Fin. Agcy. Rev. Bonds, (Lasell U.), 4.00%, 7/1/50	BB+	1,750,000	1,972,154
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	896,816
MA State Port Auth. Rev. Bonds, Ser. E, 5.00%, 7/1/51	Aa2	12,000,000	15,229,406
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 0.11%, 8/1/37	VMIG 1	5,705,000	5,705,000

			23,803,376
Michigan (8.0%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	349,108
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	290,624
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,576
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,669,796
5.00%, 7/1/38	AA	1,000,000	1,099,323
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	227,977
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	290,974
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	459,646
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	292,457
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	9,173,252
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	271,622
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,259,465
5.00%, 11/1/36	A	1,285,000	1,565,709
5.00%, 11/1/34	A	1,600,000	1,950,599
5.00%, 11/1/31	A	1,100,000	1,343,766
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/43(FWC)	BBB-/F	1,820,000	1,999,815
4.00%, 11/15/31(FWC)	BBB-/F	495,000	548,456
Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32 (Prerefunded 5/15/22)	BBB-/F	350,000	356,805
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,545,695
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	290,119
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	261,211
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	231,180
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	232,370
MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	700,000
MI State Fin. Auth. Rev. Bonds
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BB+	1,150,000	1,217,873
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,865,742
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	456,806
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	BB+	500,000	534,194
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	270,000	299,149
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	560,429
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,175,110
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	548,964
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	850,000	902,162
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	4,665,472
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	2,674,250	2,723,633
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	2,127,616
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	3,195,000	3,563,357
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	260,681
MI State Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	4,100,000	4,753,704
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.)
Ser. A, 4.625%, 10/1/39	AA	225,000	233,372
Ser. A, 4.45%, 10/1/34	AA	100,000	103,723
Ser. D, 3.95%, 10/1/37 (Prerefunded 4/1/22)	AA	1,050,000	1,059,532
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,171,791
Ser. A, 5.00%, 3/1/33	A1	500,000	524,684
5.00%, 3/1/32	A1	130,000	141,811
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/38	Aa1	2,000,000	2,354,147
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	293,235
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	409,718

			72,434,450
Minnesota (1.2%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,350,433
4.00%, 7/1/31	BB/P	1,000,000	1,090,187
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
4.00%, 6/15/36(FWC)	BBB-	1,195,000	1,394,179
4.00%, 6/15/34(FWC)	BBB-	1,025,000	1,201,119
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 0.05%, 11/15/35	VMIG 1	1,000,000	1,000,000
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/49	A+	4,025,000	4,874,583

			10,910,501
Mississippi (0.9%)
MS Bus. Fin. Comm. VRDN (Chevron USA, Inc.), Ser. C, 0.09%, 12/1/30	VMIG 1	930,000	930,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.)
2.50%, 4/1/22	BBB+	2,450,000	2,460,842
2.375%, 6/1/44	A	3,075,000	2,973,090
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,295,104

			7,659,036
Missouri (1.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, AGM, 4.00%, 3/1/57	AA	5,000,000	5,696,901
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/49	AA	2,250,000	2,797,897
5.00%, 10/1/40	AA	1,000,000	1,261,724

			9,756,522
Montana (0.1%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	600,000	707,357

			707,357
Nebraska (1.4%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	3,250,000	3,609,044
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	8,050,000	8,675,577

			12,284,621
Nevada (0.3%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,800,000	1,867,402
2.50%, 6/15/24	Ba2	500,000	507,527

			2,374,929
New Hampshire (1.3%)
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	1,169,682
4.00%, 8/15/39	A3	1,100,000	1,292,068
4.00%, 8/15/38	A3	1,000,000	1,177,101
4.00%, 8/15/36	A3	600,000	709,891
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	710,006
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,500,000	1,736,281
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,243,892

			12,038,921
New Jersey (4.1%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,499,063
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,448,536
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	3,000,000	3,535,673
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38(FWC)	Baa1	1,400,000	1,780,101
Ser. AA, 5.00%, 6/15/35(FWC)	Baa1	3,000,000	3,871,344
Ser. A, 4.00%, 6/15/41(FWC)	Baa1	5,500,000	6,364,789
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	8,534,896
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,833,903

			36,868,305
New Mexico (0.5%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,987,056
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,176,508

			4,163,564
New York (5.4%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	BBB-	2,185,000	2,261,926
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.55%, 11/1/26	AA	3,655,000	3,658,677
NY City, G.O. Bonds, Ser. D-1, 4.00%, 3/1/42	Aa2	3,500,000	4,093,632
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,276,395
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 0.07%, 6/15/43	VMIG 1	10,835,000	10,835,000
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D, 4.00%, 2/15/47	Aa2	9,530,000	11,065,134
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC.), 4.00%, 4/30/53	BBB-/F	5,000,000	5,729,590
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,198,647
Port Auth. of NY & NJ Rev. Bonds
Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,641,956
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	1,958,226

			48,719,183
North Carolina (1.6%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. VRDN (Atrium Hlth. Oblig. Group), Ser. E, 0.07%, 1/15/42	VMIG 1	9,745,000	9,745,000
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	2,169,881
4.00%, 3/1/41	BB/P	1,050,000	1,151,113
4.00%, 3/1/36	BB/P	900,000	997,562

			14,063,556
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	2,083,881

			2,083,881
Ohio (4.2%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA-	750,000	846,490
4.00%, 12/1/40	AA-	1,345,000	1,520,092
4.00%, 12/1/38	AA-	770,000	872,202
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,900,811
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/36	A3	300,000	386,262
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/35	A3	200,000	258,068
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/34	A3	300,000	387,789
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	1,113,615
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	272,502
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	296,908
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	237,947
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	298,060
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	238,899
Columbus, Swr. VRDN, Ser. B, 0.12%, 6/1/32	VMIG 1	1,430,000	1,430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	860,810
4.00%, 5/1/34	AA+	1,280,000	1,481,844
4.00%, 5/1/33	AA+	560,000	651,404
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.125%, 7/1/40 (Prerefunded 7/1/22)	BBB/F	940,000	966,811
6.125%, 7/1/40 (Prerefunded 7/1/22)	AAA/P	60,000	61,711
6.00%, 7/1/35 (Prerefunded 7/1/22)	BBB/F	1,765,000	1,814,260
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	110,000	113,070
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,029,910
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	4,250,000	4,785,171
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47 (Prerefunded 8/1/22)	A2	1,500,000	1,541,877
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College 2020), 4.00%, 7/1/44	A2	5,650,000	6,556,979
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
4.00%, 11/15/41	Baa1	455,000	519,575
4.00%, 11/15/39	Baa1	1,325,000	1,518,978
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	17,657
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,966,816
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	747,449
5.00%, 2/15/33	A3	355,000	411,737
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,394,353
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	156,351

			37,656,408
Oregon (0.4%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (1/31/22), (Waste Mgt., Inc.), Ser. A, 2.40%, 8/1/25	A-	1,625,000	1,627,383
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	2,020,000	2,080,557

			3,707,940
Pennsylvania (5.2%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 4.00%, 1/1/56	AA	12,800,000	14,592,447
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A+	500,000	575,767
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	995,764
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	120,000	136,014
5.00%, 1/1/31	BBB+/F	100,000	113,470
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29 (Prerefunded 7/1/24)	AAA/P	500,000	556,484
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,891,458
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	2,055,387
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,431,468
4.90%, 12/1/44	A2	5,000,000	5,750,225
Ser. B, 4.00%, 12/1/46	A	2,160,000	2,531,923
Ser. B, 3.00%, 12/1/51	A	2,000,000	2,099,913
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	550,724
4.00%, 6/15/29	BB/P	350,000	379,204
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,141,968
5.00%, 8/1/31	A	1,000,000	1,142,348
South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 4.00%, 6/1/49	Aa3	5,000,000	5,716,569

			46,661,133
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	2,900,000	3,364,166

			3,364,166
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,143,746
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,573,697

			4,717,443
South Carolina (3.0%)
Charleston Cnty., Arpt. Dist. Syst. Rev. Bonds, Ser. A, 5.25%, 7/1/33	A1	5,320,000	5,684,922
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	857,557
4.00%, 11/1/31	A1	750,000	858,888
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,172,065
5.00%, 10/1/28	A2	425,000	500,466
Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/24), Ser. A, 4.00%, 10/1/48	Aa2	4,205,000	4,485,005
SC State Jobs Econ. Dev. Auth. Hosp. VRDN (Prisma Hlth. Oblig. Group), Ser. B, 0.07%, 5/1/48	VMIG 1	500,000	500,000
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,226,837
Ser. E, 5.50%, 12/1/53	A2	2,000,000	2,184,477
Ser. E, 5.25%, 12/1/55	A2	1,970,000	2,297,575
Ser. E, 5.00%, 12/1/48	A2	1,455,000	1,575,623
Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,694,748

			27,038,163
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	1,106,402
4.00%, 8/1/41	BBB-	500,000	566,395

			1,672,797
Tennessee (0.6%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	497,973
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	496,540
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	521,896
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	875,000	1,004,693
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	775,000	945,849
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/49	A2	1,800,000	2,269,064

			5,736,015
Texas (8.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	5,309,753
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	416,314
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	A-	375,000	442,347
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,327,122
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,151,023
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46 (Prerefunded 12/1/25)	AA+	9,030,000	10,586,590
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41 (Prerefunded 12/1/25)	AA+	2,215,000	2,596,821
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,342,658
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,256,882
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,552,830
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	721,603
5.00%, 8/15/36	BBB+	430,000	519,805
5.00%, 8/15/34	BBB+	300,000	364,464
5.00%, 8/15/33	BBB+	240,000	292,062
5.00%, 8/15/31	BBB+	100,000	122,299
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
4.00%, 9/1/36	BBB-	175,000	203,995
4.00%, 9/1/35	BBB-	175,000	204,410
3.00%, 9/1/47	BBB-	600,000	611,489
3.00%, 9/1/44	BBB-	500,000	511,365
3.00%, 9/1/40	BBB-	225,000	230,955
3.00%, 9/1/39	BBB-	250,000	257,303
3.00%, 9/1/38	BBB-	200,000	206,292
3.00%, 9/1/37	BBB-	220,000	228,512
3.00%, 9/1/34	BBB-	150,000	158,107
Love Field Arpt. Modernization Corp. Rev. Bonds, AGM, 4.00%, 11/1/37	AA	7,000,000	8,328,666
Lower CO River Auth. Rev. Bonds, AGM, 5.00%, 5/15/38(FWC)	AA	4,500,000	5,726,090
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	849,282
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,699,923
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	781,852
(CHF-Stephenville, LLC), 5.375%, 4/1/28 (Prerefunded 4/1/23)	AAA/P	1,150,000	1,222,984
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	3,155,000	3,614,711
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,903,818
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,398,753
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	1,000,000	1,136,462
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	A1	9,700,000	11,428,295
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	290,642
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	3,266,995
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
4.00%, 8/1/40	AA	600,000	696,337
4.00%, 8/1/38	AA	340,000	395,699
4.00%, 8/1/37	AA	200,000	233,167
4.00%, 8/1/36	AA	225,000	262,691
4.00%, 8/1/35	AA	220,000	257,163
4.00%, 8/1/34	AA	260,000	304,853

			77,413,384
Utah (1.3%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 0.08%, 5/15/36	A-1+	5,965,000	5,965,000
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	577,593
4.00%, 10/15/38	BBB-/F	500,000	581,143
4.00%, 10/15/36	BBB-/F	300,000	350,146
4.00%, 10/15/34	BBB-/F	800,000	938,297
4.00%, 10/15/32	BBB-/F	500,000	590,609
3.00%, 10/15/45	BBB-/F	1,000,000	1,031,716
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	852,062
5.00%, 10/15/33	AA	420,000	500,148
5.00%, 10/15/31	AA	530,000	632,850

			12,019,564
Virginia (3.4%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	625,000	691,759
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,354,995	7,761,885
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A2	8,900,000	10,337,222
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 5.00%, 7/1/49	BBB-	4,000,000	4,013,208
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,200,000	1,208,433
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/45	A/F	6,000,000	6,778,257

			30,790,764
Washington (1.0%)
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,100,523
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.168%, 1/1/42	A+	2,500,000	2,500,686
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	4,061,425	4,709,009
Washington St., Edu. Facs. Rev. Bonds, (Seattle U.), 4.00%, 5/1/45	A	1,000,000	1,147,478

			9,457,696
Wisconsin (0.7%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,019,314
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	2,121,800
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,650,022
(Three Pillars Sr. Living), 5.00%, 8/15/28 (Prerefunded 8/15/23)	BBB+/F	1,040,000	1,119,001
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	452,180

			6,362,317

Total municipal bonds and notes (cost $868,473,980)			$924,578,948

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	34,671,310	$34,671,310
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	110,000	110,000
U.S. Treasury Bills 0.058%, 4/7/22(SEG)(SEGCCS)		$127,000	126,976
U.S. Treasury Bills 0.048%, 3/24/22(SEG)(SEGCCS)		1,000,000	999,876
U.S. Treasury Bills 0.038%, 4/21/22(SEG)(SEGCCS)		900,000	899,801

Total short-term investments (cost $36,808,079)			$36,807,963
TOTAL INVESTMENTS

Total investments (cost $905,282,059)			$961,386,911

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Bond 30 yr (Short)	47	$7,540,563	$7,540,563	Mar-22	$(117,246)
U.S. Treasury Note 5 yr (Short)	426	51,536,016	51,536,016	Mar-22	(223,896)
U.S. Treasury Note Ultra 10 yr (Short)	77	11,275,688	11,275,688	Mar-22	(187,861)

Unrealized appreciation					—

Unrealized (depreciation)					(529,003)

Total					$(529,003)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$13,860,000	$111	$—	3/29/22	—	0.73% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(111)
5,200,000	13,177	—	3/15/22	—	1.17% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	13,177
3,465,000	5,534	—	3/29/22	—	1.63% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(5,534)
2,600,000	17,987	—	3/15/22	—	1.64% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(17,987)
Morgan Stanley & Co. International PLC
14,800,000	188,345	—	2/24/22	—	1.25% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	188,345
10,000,000	181,510	—	2/3/22	—	1.28% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	181,510
7,400,000	247,330	—	2/24/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(247,330)

Upfront premium received		—	Unrealized appreciation			383,032

Upfront premium (paid)		—	Unrealized (depreciation)			(270,962)

	Total	$—			Total	$112,070

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation
	$42,392,000	$428,159	$(428)	11/17/26	3.363% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$427,731

Total			$(428)				$427,731

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $900,772,157.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$56,497,650	$50,497,998	$72,324,338	$13,565	$34,671,310

	Total Short-term investments	$56,497,650	$50,497,998	$72,324,338	$13,565	$34,671,310
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $752,906.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,096,717.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $95,495,630 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.10%, 0.10% and 0.21%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	21.8%
	Transportation	14.7
	Utilities	12.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known a s“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge inflation, to hedge term structure risk and for yield curve positioning.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $10,455 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $28,639,137 were held by the TOB trust and served as collateral for $15,166,191 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $39,296 for these investments based on an average interest rate of 0.09%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$924,578,948	$—
Short-term investments	110,000	36,697,963	—

Totals by level	$110,000	$961,276,911	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(529,003)	$—	$—
Total return swap contracts	—	540,229	—

Totals by level	$(529,003)	$540,229	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	500
OTC total return swap contracts (notional)	$51,000,000
Centrally cleared total return swap contracts (notional)	$42,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com